Expense Example - Institutional - BlackRock Cash Funds: Treasury - Institutional Shares For Participants	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	78
Expense Example, with Redemption, 10 Years	$ 186